Exhibit 99

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on May 16, 2016 and covers activity from April 01, 2016 through April 30, 2016.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 11th day of May 2016.

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:	/s/ Robert J. Parslow
Name:	Robert J. Parslow
Title:	Director
ABS Operations

A. Trust Activity

Trust Totals
Record Date	April 30, 2016
Number of days in Monthly Period	30
Beginning Number of Accounts	18,284,311
Beginning Principal Receivable Balance, including any
Additions, Removals, or Adjustments of Principal
Receivables during the Monthly Period	25,467,922,060.79
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	25,467,922,060.79
Finance Charge Collections (excluding Recoveries)	445,329,386.72
Collections of Discount Option Receivables	0.00
Recoveries	17,241,587.06
Total Collections of Finance Charge Receivables	462,570,973.78
Total Collections of Principal Receivables	8,876,750,375.11
Monthly Payment Rate	34.8546%
Defaulted Amount	43,700,776.76
Annualized Default Rate	2.0917%
Annualized Default Rate, Net of Recoveries	1.2665%
Trust Portfolio Yield	20.0105%
New Principal Receivables	8,871,439,425.15
Ending Number of Accounts	18,274,774
Ending Principal Receivables Balance	25,418,910,334.07
Ending Required Minimum Principal Balance	13,894,503,190.00
Ending Transferor Amount	12,433,393,334.07
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	25,418,910,334.07
Ending Total Accounts Receivable	26,082,445,382.23

B. Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount
Group 1

2013-3	578,035,000	578,035,000.00	0.00	40,462,450.00	4.45%	20,590,802.26	767,488.95	395,138,091.39	1,945,288.62
2014-2	1,156,070,000	1,156,070,000.00	0.00	80,924,900.00	8.90%	41,181,604.53	1,534,977.90	790,276,182.78	3,890,577.25
2014-3	1,734,105,000	1,734,105,000.00	0.00	121,387,350.00	13.35%	61,772,406.79	2,302,466.84	1,185,414,274.17	5,835,865.87
2014-4	1,156,070,000	1,156,070,000.00	0.00	80,924,900.00	8.90%	41,181,604.53	1,534,977.90	790,276,182.78	3,890,577.25

Total	4,624,280,000.00	4,624,280,000.00	0.00	323,699,600.00	35.61%	164,726,418.11	6,139,911.59	3,161,104,731.12	15,562,308.99
Group 2

2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	10.50%	48,575,606.00	1,810,577.38	932,167,285.14	4,589,115.69
2012-1	606,062,000	606,062,000.00	0.00	42,424,340.00	4.67%	21,589,181.97	804,701.94	414,297,026.90	2,039,609.22
2012-A	0	0.00	0.00	0.00	0.00%	0.00	0.00	0.00	0.00
2012-4	1,181,820,000	1,181,820,000.00	0.00	82,727,400.00	9.10%	42,098,872.79	1,569,167.59	807,878,587.22	3,977,234.94
2013-1	1,190,477,000	1,190,477,000.00	0.00	83,333,390.00	9.17%	42,407,253.03	1,580,661.97	813,796,413.06	4,006,368.76
2013-2	714,286,000	714,286,000.00	0.00	50,000,020.00	5.50%	25,444,344.69	948,396.91	488,277,711.12	2,403,820.58
2014-1	1,488,096,000	1,488,096,000.00	0.00	104,166,720.00	11.46%	53,009,057.38	1,975,827.13	1,017,245,345.43	5,007,960.11
2014-5	583,092,000	583,092,000.00	0.00	40,816,440.00	4.49%	20,770,943.06	774,203.41	398,594,998.55	1,962,307.19
2015-1	1,142,858,000	1,142,858,000.00	0.00	80,000,060.00	8.80%	40,710,965.76	1,517,435.59	781,244,611.22	3,846,114.28
2009-D-II	90,908,000	90,908,000.00	0.00	6,363,560.00	0.70%	3,238,330.99	120,703.57	62,143,665.37	305,937.01

Total	8,361,237,000.00	8,361,237,000.00	0.00	585,286,590.00	64.39%	297,844,555.67	11,101,675.49	5,715,645,644.01	28,138,467.78

Trust	12,985,517,000.00	12,985,517,000.00	0.00	908,986,190.00	100.00%	462,570,973.78	17,241,587.08	8,876,750,375.13	43,700,776.77

C. Group Allocations (1)

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess
Group 1
2013-3	578,035,000.00	10,498,784.01	473,313.87	991,858.64	963,391.67	0.00	2,428,564.18	10,329,923.68	0.00	7,901,359.50
2014-2	1,156,070,000.00	20,997,568.02	1,189,788.78	1,983,717.28	1,926,783.34	0.00	5,100,289.40	20,903,008.40	0.00	15,802,719.00
2014-3	1,734,105,000.00	31,496,352.02	2,117,594.54	2,975,575.91	2,890,175.00	0.00	7,983,345.45	31,687,423.95	0.00	23,704,078.50
2014-4	1,156,070,000.00	20,997,568.02	1,356,696.42	1,983,717.28	1,926,783.34	0.00	5,267,197.04	21,069,916.04	0.00	15,802,719.00

Total	4,624,280,000.00	83,990,272.07	5,137,393.61	7,934,869.11	7,707,133.35	0.00	20,779,396.07	83,990,272.07	0.00	63,210,876.00

Group 2
2008-2	1,363,638,000.00	24,767,602.01	2,433,976.28	2,339,886.22	2,272,730.00	0.00	7,046,592.50	26,035,645.99	0.00	18,989,053.49
2012-1	606,062,000.00	11,007,835.22	394,865.58	1,039,950.58	1,010,103.33	0.00	2,444,919.49	10,884,508.10	0.00	8,439,588.61
2012-4	1,181,820,000.00	21,465,262.34	706,383.81	2,027,902.07	1,969,700.00	0.00	4,703,985.88	21,161,171.14	0.00	16,457,185.26
2012-A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2013-1	1,190,477,000.00	21,622,498.44	878,705.55	2,042,756.75	1,984,128.34	0.00	4,905,590.64	21,483,327.13	0.00	16,577,736.49
2013-2	714,286,000.00	12,973,495.43	531,220.39	1,225,653.70	1,190,476.67	0.00	2,947,350.76	12,893,989.87	0.00	9,946,639.11
2014-1	1,488,096,000.00	27,028,118.51	1,020,535.83	2,553,445.51	2,480,160.00	0.00	6,054,141.34	26,776,308.47	0.00	20,722,167.13
2014-5	583,092,000.00	10,590,633.72	363,606.96	1,000,536.02	971,820.00	0.00	2,335,962.98	10,455,687.70	0.00	8,119,724.72
2015-1	1,142,858,000.00	20,757,599.96	741,969.13	1,961,046.62	1,904,763.34	0.00	4,607,779.09	20,522,407.23	0.00	15,914,628.14

Total	8,270,329,000.00	150,213,045.63	7,071,263.53	14,191,177.47	13,783,881.68	0.00	35,046,322.68	150,213,045.63	0.00	115,166,722.95

Trust Total	12,894,609,000.00	234,203,317.70	12,208,657.14	22,126,046.58	21,491,015.03	0.00	55,825,718.75	234,203,317.70	0.00	178,377,598.95

	Group Investor Finance Charge Collections	Group Expenses	Group Reallocable Investor Finance Charge Collections
Group 1	83,990,272.07	20,779,396.07	63,210,876.00
Group 2	150,213,045.63	35,046,322.68	115,166,722.95

(1)	Series 2009-D-II does not share in group allocations with other series. Therefore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

D. Trust Performance

Delinquencies:

	Dollar Amount	Percentage of Ending Total Receivables	Number of Accounts	Percentage of Total Number of Accounts
31-60 Days Delinquent	59,071,846	0.23%	11,536	0.06%
61-90 Days Delinquent	48,919,958	0.19%	7,272	0.04%
91-120 Days Delinquent	42,149,887	0.16%	5,596	0.03%
120+ Days Delinquent	65,928,739	0.25%	8,925	0.05%

Total 30+ Days Delinquent	216,070,430	0.83%	33,329	0.18%

Loss Experience:

Ending Principal Receivables Balance	25,418,910,334.07
Defaulted Amount	43,700,776.76
Recoveries	17,241,587.06
Net Default Amount	26,459,189.70
Annualized Default Rate	2.0917%
Annualized Recovery Rate	0.8253%
Annualized Default Rate, Net of Recoveries	1.2665%
Number of Accounts Experiencing a Loss	9,928
Number of Accounts Experiencing a Recovery	52,082
Average Net Default Amount per Account Experiencing a Loss	2,665.11

E. Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on February 09, 2016 under CIK number 0001283434

F. Asset Review

Information required by Item 1121(d)(1) of Regulation AB concerning the Trust:

No activity to report for reporting period.

Information required by Item 1121(d)(2) of Regulation AB concerning the Trust:

No activity to report for reporting period.

G. Investor Communication

Information required by Item 1121(e) of Regulation AB concerning the Trust:

No activity to report for reporting period.

Series 2008-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,674,443,097.12	1,363,638,000.00	1,310,805,097.12
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	50.9877%	49.0123%
Principal Allocation Percentage	N/A	50.9877%	49.0123%
Collections of Finance Charge Receivables	48,575,606.00	24,767,602.01	23,808,003.99
Collections of Principal Receivables	932,167,285.14	475,290,999.36	456,876,285.78
Defaulted Amount	4,589,115.69	2,339,886.22	2,249,229.47
Ending Invested Amount / Transferor Amount	2,669,296,266.77	1,363,638,000.00	1,305,658,266.77

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2016	April 13, 2016	April 13, 2016
Coupon April 15, 2016 to May 15, 2016	1.69275%	4.18275%	5.43275%
Monthly Interest Due	1,749,175.00	270,139.54	414,661.74	2,433,976.28
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,749,175.00	270,139.54	414,661.74	2,433,976.28
Investor Default Amount	2,059,097.41	128,695.30	152,093.51	2,339,886.22
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,808,272.41	523,836.51	714,483.58	7,046,592.50

Reallocated Investor Finance Charge Collections				26,035,645.99
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.1419%
Base Rate				4.0640%
Excess Spread Percentage				16.7103%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,749,175.00	270,139.54	414,661.74	2,433,976.28
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,749,175.00	270,139.54	414,661.74	2,433,976.28
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.46

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.46

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$3.60

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$3.60

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$19,403,715.23

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$414,661.74

	(3)	The amount of the distribution in respect of Collateral Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$18,989,053.49

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$22,911,340.98

		a.	Class A Monthly Interest	$1,749,175.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,059,097.41
		e.	Excess Spread	$19,103,068.57

	2.	Class B Available Funds		$1,431,977.90

		a.	Class B Monthly Interest	$270,139.54
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,161,838.36

	3.	Collateral Available Funds		$1,692,327.11

		a.	Excess Spread	$1,692,327.11

	4.	Total Excess Spread		$21,957,234.04

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		50.9877%

	2.	Series 2008-2 Allocable Principal Collections		$932,167,285.14

	3.	Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections		$475,290,999.36

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$475,290,999.36

	6.	Shared Principal Collections from other Series allocated to Series 2008-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,339,886.22

	8.	Available Principal Collections (total of items 5, 6 and 7)		$477,630,885.58

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$88,637,000.00

	2.	Required Collateral Invested Amount		$88,637,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$477,630,885.58

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.1.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2
	1.	Excess Spread	$21,957,234.04
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$128,695.30
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Minimum Monthly Interest	$414,661.74
	9.	Applied to unpaid Monthly Servicing Fee	$2,272,730.00
	10.	Collateral Default Amount treated as Available Principal Collections	$152,093.51
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$18,989,053.49

N.2.	Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2

	1.	Excess Spread	$21,957,234.04
	2.	Excess Finance Charge Collections	$0.00
	3.	Funds from Series 2009-D-II	$0.00
	4.	Applied to fund Class A Required Amount	$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	6.	Applied to fund overdue Class B Interest	$0.00
	7.	Applied to fund Class B Required Amount	$128,695.30
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	9.	Applied to Collateral Minimum Monthly Interest	$414,661.74
	10.	Applied to unpaid Monthly Servicing Fee	$2,272,730.00
	11.	Collateral Default Amount treated as Available Principal Collections	$152,093.51
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	13.	Deposited to Reserve Account	$0.00
	14.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$18,989,053.49

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.0640%
		b.	Prior Monthly Period	4.0675%

		c.	Second Prior Monthly Period	4.2719%
	2.	Three Month Average Base Rate		4.1344%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	21.1419%
		b.	Prior Monthly Period	19.5203%
		c.	Second Prior Monthly Period	20.7360%
	4.	Three Month average Series Adjusted Portfolio Yield		20.4660%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

Series 2012-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,188,642,684.00	606,062,000.00	582,580,684.00
Beginning Adjusted Invested Amount	N/A	606,062,000.00	N/A
Floating Allocation Percentage	N/A	50.9877%	49.0123%
Principal Allocation Percentage	N/A	50.9877%	49.0123%
Collections of Finance Charge Receivables	21,589,181.97	11,007,835.22	10,581,346.75
Collections of Principal Receivables	414,297,026.90	211,240,676.53	203,056,350.37
Defaulted Amount	2,039,609.22	1,039,950.58	999,658.64
Ending Invested Amount / Transferor Amount	1,186,355,201.33	606,062,000.00	580,293,201.33

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2016	April 13, 2016	April 13, 2016
Coupon April 15, 2016 to May 15, 2016	0.70275%	1.23275%	1.58275%
Monthly Interest Due	302,572.92	38,601.65	53,691.01	394,865.58
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	302,572.92	38,601.65	53,691.01	394,865.58
Investor Default Amount	857,957.25	62,397.52	119,595.81	1,039,950.58
Investor Monthly Fees Due	833,333.33	60,606.67	116,163.33	1,010,103.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,993,863.50	161,605.84	289,450.15	2,444,919.49

Reallocated Investor Finance Charge Collections				10,884,508.10
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.7629%
Base Rate				2.7295%
Excess Spread Percentage				16.7103%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00
Distributions of Interest	302,572.92	38,601.65	53,691.01	394,865.58
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	302,572.92	38,601.65	53,691.01	394,865.58
Ending Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.61

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.61

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.06

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.06

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$8,493,279.62

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$53,691.01

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,439,588.61

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$8,979,698.53

		a.	Class A Monthly Interest	$302,572.92
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$857,957.25
		e.	Excess Spread	$7,819,168.36

	2.	Class B Available Funds		$653,075.51

		a.	Class B Monthly Interest	$38,601.65
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$614,473.86

	3.	Collateral Available Funds		$1,251,734.06

		a.	Excess Spread	$1,251,734.06

	4.	Total Excess Spread		$9,685,376.28

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		50.9877%

	2.	Series 2012-1 Allocable Principal Collections		$414,297,026.90

	3.	Principal Allocation Percentage of Series 2012-1 Allocable Principal Collections		$211,240,676.53

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$211,240,676.53

	6.	Shared Principal Collections from other Series allocated to Series 2012-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,039,950.58

	8.	Available Principal Collections (total of items 5, 6 and 7)		$212,280,627.11

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$69,698,000.00

	2.	Required Collateral Invested Amount		$69,698,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$212,280,627.11

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-1
	1.	Excess Spread		$9,685,376.28
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$62,397.52
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$53,691.01
	9.	Applied to unpaid Monthly Servicing Fee		$1,010,103.33
	10.	Collateral Default Amount treated as Available Principal Collections		$119,595.81
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$8,439,588.61

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.7295%
		b.	Prior Monthly Period	2.7328%
		c.	Second Prior Monthly Period	2.9376%
	2.	Three Month Average Base Rate		2.8000%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	19.7629%
		b.	Prior Monthly Period	18.1856%
		c.	Second Prior Monthly Period	19.4476%
	4.	Three Month average Series Adjusted Portfolio Yield		19.1321%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$606,062,000.00
		Monthly Interest		$588,824.02
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$606,650,824.02

Series 2012-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,317,851,468.67	1,181,820,000.00	1,136,031,468.67
Beginning Adjusted Invested Amount	N/A	1,181,820,000.00	N/A
Floating Allocation Percentage	N/A	50.9877%	49.0123%
Principal Allocation Percentage	N/A	50.9877%	49.0123%
Collections of Finance Charge Receivables	42,098,872.79	21,465,262.34	20,633,610.45
Collections of Principal Receivables	807,878,587.22	411,919,005.53	395,959,581.69
Defaulted Amount	3,977,234.94	2,027,902.07	1,949,332.87
Ending Invested Amount / Transferor Amount	2,313,390,880.86	1,181,820,000.00	1,131,570,880.86

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2016	April 13, 2016	April 13, 2016
Coupon April 15, 2016 to May 15, 2016	0.67275%	0.98275%	1.23275%
Monthly Interest Due	564,829.69	60,008.08	81,546.04	706,383.81
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	564,829.69	60,008.08	81,546.04	706,383.81
Investor Default Amount	1,673,016.63	121,675.50	233,209.94	2,027,902.07
Investor Monthly Fees Due	1,625,000.00	118,183.33	226,516.67	1,969,700.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,862,846.32	299,866.91	541,272.65	4,703,985.88

Reallocated Investor Finance Charge Collections				21,161,171.14
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.6974%
Base Rate				2.6661%
Excess Spread Percentage				16.7103%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00
Distributions of Interest	564,829.69	60,008.08	81,546.04	706,383.81
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	564,829.69	60,008.08	81,546.04	706,383.81
Ending Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.58

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.58

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.85

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.85

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$16,538,731.30

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$81,546.04

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,457,185.26

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$17,457,939.33

		a.	Class A Monthly Interest	$564,829.69
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,673,016.63
		e.	Excess Spread	$15,220,093.01

	2.	Class B Available Funds		$1,269,684.59

		a.	Class B Monthly Interest	$60,008.08
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,209,676.51

	3.	Collateral Available Funds		$2,433,547.22

		a.	Excess Spread	$2,433,547.22

	4.	Total Excess Spread		$18,863,316.74

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		50.9877%

	2.	Series 2012-4 Allocable Principal Collections		$807,878,587.22

	3.	Principal Allocation Percentage of Series 2012-4 Allocable Principal Collections		$411,919,005.53

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$411,919,005.53

	6.	Shared Principal Collections from other Series allocated to Series 2012-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,027,902.07

	8.	Available Principal Collections (total of items 5, 6 and 7)		$413,946,907.60

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$135,910,000.00

	2.	Required Collateral Invested Amount		$135,910,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$413,946,907.60

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount $0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-4
	1.	Excess Spread		$18,863,316.74
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$121,675.50
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$81,546.04
	9.	Applied to unpaid Monthly Servicing Fee		$1,969,700.00
	10.	Collateral Default Amount treated as Available Principal Collections		$233,209.94
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$16,457,185.26

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.6661%
		b.	Prior Monthly Period	2.6694%
		c.	Second Prior Monthly Period	2.8742%
	2.	Three Month Average Base Rate		2.7366%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	19.6974%
		b.	Prior Monthly Period	18.1223%
		c.	Second Prior Monthly Period	19.3864%
	4.	Three Month average Series Adjusted Portfolio Yield		19.0687%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,181,820,000.00
		Monthly Interest		$1,033,707.32
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,182,853,707.32

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	0.00	0.00	0.00
Beginning Adjusted Invested Amount	N/A	0.00	N/A
Floating Allocation Percentage	N/A	0.0000%	100.0000%
Principal Allocation Percentage	N/A	0.0000%	100.0000%
Collections of Finance Charge Receivables	0.00	0.00	0.00
Collections of Principal Receivables	0.00	0.00	0.00
Defaulted Amount	0.00	0.00	0.00
Ending Invested Amount / Transferor Amount	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account Withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	N/A	N/A	N/A
Increase LIBOR Determination Date	N/A	N/A	N/A

Coupon (4/15/16 to 5/15/16)	N/A	N/A	N/A
Monthly Interest Due	0.00	0.00	0.00	0.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	0.00	0.00	0.00	0.00

Investor Default Amount	0.00	0.00	0.00	0.00
Investor Monthly Fees Due	0.00	0.00	0.00	0.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in
Monthly Interest)	0.00	0.00	0.00
Total Due	0.00	0.00	0.00	0.00

Reallocated Investor Finance Charge Collections				0.00
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				0.0000%
Base Rate				0.0000%
Excess Spread Percentage				0.0000%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	0.00	0.00	0.00	0.00
Invested Amount Increases	0.00	0.00	0.00	0.00
Distributions of Interest	0.00	0.00	0.00	0.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00
Ending Certificates Balance	0.00	0.00	0.00	0.00

D.	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution:	$0.00

	2.	The amount of the distribution in respect of Class A Monthly Interest:	$0.00

	3.	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

	6.	The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00

E.	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	1.	The total amount of Class A Investor Charge-Offs:	$0.00

	2.	The amount of Class A Investor Charge- Offs per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	4.	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F.	Information regarding distributions in respect of the Class B Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution in respect of Class B Certificates:	$0.00

	2.	The amount of the distribution in respect of Class B Monthly Interest:	$0.00

	3.	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

	6.	The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00

G.	Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.

	1.	The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00

	2.	The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	4.	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H.	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	1.	The total amount distributed to the Collateral Interest Holder:	$0.00

	2.	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$0.00

	3.	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	4.	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	5.	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$0.00

I.	Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.

	1.	The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:	$0.00

	2.	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$0.00

		a.	Class A Monthly Interest	$0.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$0.00
		e.	Excess Spread	$0.00

	2.	Class B Available Funds		$0.00

		a.	Class B Monthly Interest	$0.00
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$0.00

	3.	Collateral Available Funds		$0.00

		a.	Excess Spread	$0.00

	4.	Total Excess Spread		$0.00

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		0.0000%

	2.	Series 2012-A Allocable Principal Collections		$0.00

	3.	Principal Allocation Percentage of Series 2012-A Allocable Principal Collections		$0.00

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$0.00

	6.	Shared Principal Collections from other Series allocated to Series 2012-A		$0.00

	7.	Other amounts treated as Available Principal Collections		$0.00

	8.	Available Principal Collections (total of items 5, 6 & 7)		$0.00

L.	Application of Available Principal Collections during Revolving Period

	1.	Treated as Shared Principal Collections		$0.00

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A
	1.	Excess Spread	$0.00
	2.	Excess Finance Charge Collections	$0.00
	3.	Available Interest Reserve Account Amount	$0.00
	4.	Applied to fund Class A Required Amount	$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	6.	Applied to fund overdue Class B Interest	$0.00
	7.	Applied to fund Class B Required Amount	$0.00
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	9.	Applied to Collateral Senior Minimum Monthly Interest	$0.00
	10.	Applied to unpaid Monthly Servicing Fee	$0.00
	11.	Collateral Default Amount treated as Available Principal Collections	$0.00
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	13.	Deposited to Reserve Account	$0.00
	14.	Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest)	$0.00
	15.	Applied to pay Class B Additional Transaction Costs (not included in Class B Monthly Interest)	$0.00
	16.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$0.00
	17.	Available Excess Overpayment Account Amount distributed to Collateral Interest Holder(s)	$0.00

O.	Funding of Interest Reserve Account and Payment of Additional Transaction Costs
	1.	Interest Reserve Account Opening Balance	$0.00
	2.	Excess of Excess Finance Charge Collections over aggregate Finance Charge Shortfalls	$0.00
	3.	Deposited to Interest Reserve Account	$0.00
	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

P.	Funding of Excess Overpayment Account Amount

	1.	Excess Overpayment Account Opening Balance	$0.00
	2.	Amount deposited into Excess Overpayment Account in respect of Class A Certificates	$0.00
	3.	Amount deposited into Excess Overpayment Account in respect of Class B Certificates	$0.00
	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00
	5.	Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder	$0.00

Q.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	0.0000%
		b.	Prior Monthly Period	N/A
		c.	Second Prior Monthly Period	N/A
	2.	Three Month Average Base Rate		N/A

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	0.0000%
		b.	Prior Monthly Period	N/A
		c.	Second Prior Monthly Period	N/A
	4.	Three Month average Series Adjusted Portfolio Yield		N/A

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate:?		N/A

R.	Reassignment Amount
	1.	Adjusted Invested Amount		0.00
	2.	Monthly Interest		0.00
	3.	Monthly Interest previously due but not paid		0.00
	4.	Additional Interest		0.00
	5.	Additional Interest previously due but not paid		0.00
	6.	Reassignment Amount		0.00

Series 2013-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,334,830,061.15	1,190,477,000.00	1,144,353,061.15
Beginning Adjusted Invested Amount	N/A	1,190,477,000.00	N/A
Floating Allocation Percentage	N/A	50.9877%	49.0123%
Principal Allocation Percentage	N/A	50.9877%	49.0123%
Collections of Finance Charge Receivables	42,407,253.03	21,622,498.44	20,784,754.59
Collections of Principal Receivables	813,796,413.06	414,936,370.98	398,860,042.08
Defaulted Amount	4,006,368.76	2,042,756.75	1,963,612.01
Ending Invested Amount / Transferor Amount	2,330,336,798.89	1,190,477,000.00	1,139,859,798.89

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2016	April 13, 2016	April 13, 2016
Coupon April 15, 2016 to May 15, 2016	0.85275%	1.13275%	1.38275%
Monthly Interest Due	734,312.50	52,255.39	92,137.66	878,705.55
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	734,312.50	52,255.39	92,137.66	878,705.55
Investor Default Amount	1,715,914.50	91,924.97	234,917.28	2,042,756.75
Investor Monthly Fees Due	1,666,666.67	89,286.67	228,175.00	1,984,128.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,116,893.67	233,467.03	555,229.94	4,905,590.64

Reallocated Investor Finance Charge Collections				21,483,327.13
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.8682%
Base Rate				2.8314%
Excess Spread Percentage				16.7103%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	53,572,000.00	136,905,000.00	1,190,477,000.00
Distributions of Interest	734,312.50	52,255.39	92,137.66	878,705.55
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	734,312.50	52,255.39	92,137.66	878,705.55
Ending Certificates Balance	1,000,000,000.00	53,572,000.00	136,905,000.00	1,190,477,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.73

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.73

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.98

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.98

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$16,669,874.16

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$92,137.66

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,577,736.50

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$18,045,982.52

		a.	Class A Monthly Interest	$734,312.50
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,715,914.50
		e.	Excess Spread	$15,595,755.52

	2.	Class B Available Funds		$966,759.38

		a.	Class B Monthly Interest	$52,255.39
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$914,503.99

	3.	Collateral Available Funds		$2,470,585.24

		a.	Excess Spread	$2,470,585.24

	4.	Total Excess Spread		$18,980,844.75

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		50.9877%

	2.	Series 2013-1 Allocable Principal Collections		$813,796,413.06

	3.	Principal Allocation Percentage of Series 2013-1 Allocable Principal Collections		$414,936,370.98

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$414,936,370.98

	6.	Shared Principal Collections from other Series allocated to Series 2013-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,042,756.75

	8.	Available Principal Collections (total of items 5, 6 and 7)		$416,979,127.73

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$136,905,000.00

	2.	Required Collateral Invested Amount		$136,905,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$416,979,127.73

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-1
	1.	Excess Spread		$18,980,844.75
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$91,924.97
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$92,137.66
	9.	Applied to unpaid Monthly Servicing Fee		$1,984,128.34
	10.	Collateral Default Amount treated as Available Principal Collections		$234,917.28
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$16,577,736.50

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.8314%
		b.	Prior Monthly Period	2.8348%
		c.	Second Prior Monthly Period	3.0395%
	2.	Three Month Average Base Rate		2.9019%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	19.8682%
		b.	Prior Monthly Period	18.2876%
		c.	Second Prior Monthly Period	19.5461%
	4.	Three Month average Series Adjusted Portfolio Yield		19.2340%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,190,477,000.00
		Monthly Interest		$1,157,170.81
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,191,634,170.81

Series 2013-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,400,897,644.44	714,286,000.00	686,611,644.44
Beginning Adjusted Invested Amount	N/A	714,286,000.00	N/A
Floating Allocation Percentage	N/A	50.9877%	49.0123%
Principal Allocation Percentage	N/A	50.9877%	49.0123%
Collections of Finance Charge Receivables	25,444,344.69	12,973,495.43	12,470,849.26
Collections of Principal Receivables	488,277,711.12	248,961,752.88	239,315,958.24
Defaulted Amount	2,403,820.58	1,225,653.70	1,178,166.88
Ending Invested Amount / Transferor Amount	1,398,201,687.84	714,286,000.00	683,915,687.84

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2016	April 13, 2016	April 13, 2016
Coupon April 15, 2016 to May 15, 2016	0.85275%	1.13275%	1.48275%
Monthly Interest Due	440,587.50	31,353.04	59,279.85	531,220.39
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	440,587.50	31,353.04	59,279.85	531,220.39
Investor Default Amount	1,029,548.70	55,154.64	140,950.36	1,225,653.70
Investor Monthly Fees Due	1,000,000.00	53,571.67	136,905.00	1,190,476.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,470,136.20	140,079.35	337,135.21	2,947,350.76

Reallocated Investor Finance Charge Collections				12,893,989.87
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.8751%
Base Rate				2.8380%
Excess Spread Percentage				16.7103%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	32,143,000.00	82,143,000.00	714,286,000.00
Distributions of Interest	440,587.50	31,353.04	59,279.85	531,220.39
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	440,587.50	31,353.04	59,279.85	531,220.39
Ending Certificates Balance	600,000,000.00	32,143,000.00	82,143,000.00	714,286,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.73

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.73

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.98

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.98

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$10,005,918.96

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$59,279.85

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,946,639.11

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,830,947.16

		a.	Class A Monthly Interest	$440,587.50
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,029,548.70
		e.	Excess Spread	$9,360,810.96

	2.	Class B Available Funds		$580,231.89

		a.	Class B Monthly Interest	$31,353.04
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$548,878.85

	3.	Collateral Available Funds		$1,482,810.82

		a.	Excess Spread	$1,482,810.82

	4.	Total Excess Spread		$11,392,500.63

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		50.9877%

	2.	Series 2013-2 Allocable Principal Collections		$488,277,711.12

	3.	Principal Allocation Percentage of Series 2013-2 Allocable Principal Collections		$248,961,752.88

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$248,961,752.88

	6.	Shared Principal Collections from other Series allocated to Series 2013-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,225,653.70

	8.	Available Principal Collections (total of items 5, 6 and 7)		$250,187,406.58

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$82,143,000.00

	2.	Required Collateral Invested Amount		$82,143,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$250,187,406.58

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-2
	1.	Excess Spread		$11,392,500.63
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$55,154.64
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$59,279.85
	9.	Applied to unpaid Monthly Servicing Fee		$1,190,476.67
	10.	Collateral Default Amount treated as Available Principal Collections		$140,950.36
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$9,946,639.11

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.8380%
		b.	Prior Monthly Period	2.8413%
		c.	Second Prior Monthly Period	3.0461%
	2.	Three Month Average Base Rate		2.9085%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	19.8751%
		b.	Prior Monthly Period	18.2942%
		c.	Second Prior Monthly Period	19.5524%
	4.	Three Month average Series Adjusted Portfolio Yield		19.2405%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$714,286,000.00
		Monthly Interest		$698,302.35
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$714,984,302.35

Series 2013-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,133,674,564.39	578,035,000.00	555,639,564.39
Beginning Adjusted Invested Amount	N/A	578,035,000.00	N/A
Floating Allocation Percentage	N/A	50.9877%	49.0123%
Principal Allocation Percentage	N/A	50.9877%	49.0123%
Collections of Finance Charge Receivables	20,590,802.26	10,498,784.01	10,092,018.25
Collections of Principal Receivables	395,138,091.39	201,471,968.97	193,666,122.42
Defaulted Amount	1,945,288.62	991,858.64	953,429.98
Ending Invested Amount / Transferor Amount	1,131,492,865.09	578,035,000.00	553,457,865.09

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon April 15, 2016 to May 15, 2016	0.98000%	1.28000%	1.58000%
Monthly Interest Due	408,333.33	23,121.07	41,859.47	473,313.87
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	408,333.33	23,121.07	41,859.47	473,313.87
Investor Default Amount	857,957.25	37,194.16	96,707.23	991,858.64
Investor Monthly Fees Due	833,333.33	36,126.67	93,931.67	963,391.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,099,623.91	96,441.90	232,498.37	2,428,564.18

Reallocated Investor Finance Charge Collections				10,329,923.68
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.6551%
Base Rate				2.9265%
Excess Spread Percentage				16.4032%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	21,676,000.00	56,359,000.00	578,035,000.00
Distributions of Interest	408,333.33	23,121.07	41,859.47	473,313.87
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	408,333.33	23,121.07	41,859.47	473,313.87
Ending Certificates Balance	500,000,000.00	21,676,000.00	56,359,000.00	578,035,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.82

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.82

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.07

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.07

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$7,943,218.97

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$41,859.47

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,901,359.50

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$8,935,379.07

		a.	Class A Monthly Interest	$408,333.33
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$857,957.25
		e.	Excess Spread	$7,669,088.49

	2.	Class B Available Funds		$387,366.55

		a.	Class B Monthly Interest	$23,121.07
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$364,245.48

	3.	Collateral Available Funds		$1,007,178.06

		a.	Excess Spread	$1,007,178.06

	4.	Total Excess Spread		$9,040,512.03

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		50.9877%

	2.	Series 2013-3 Allocable Principal Collections		$395,138,091.39

	3.	Principal Allocation Percentage of Series 2013-3 Allocable Principal Collections		$201,471,968.97

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$201,471,968.97

	6.	Shared Principal Collections from other Series allocated to Series 2013-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$991,858.64

	8.	Available Principal Collections (total of items 5, 6 and 7)		$202,463,827.61

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,359,000.00

	2.	Required Collateral Invested Amount		$56,359,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$202,463,827.61

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-3
	1.	Excess Spread		$9,040,512.03
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$37,194.16
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$41,859.47
	9.	Applied to unpaid Monthly Servicing Fee		$963,391.67
	10.	Collateral Default Amount treated as Available Principal Collections		$96,707.23
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$7,901,359.50

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.9265%
		b.	Prior Monthly Period	2.9265%
		c.	Second Prior Monthly Period	3.2400%
	2.	Three Month Average Base Rate		3.0310%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	19.6551%
		b.	Prior Monthly Period	18.0813%
		c.	Second Prior Monthly Period	19.3113%
	4.	Three Month average Series Adjusted Portfolio Yield		19.0159%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$578,035,000.00
		Monthly Interest		$578,337.80
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$578,613,337.80

Series 2014-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,918,537,086.12	1,488,096,000.00	1,430,441,086.12
Beginning Adjusted Invested Amount	N/A	1,488,096,000.00	N/A
Floating Allocation Percentage	N/A	50.9877%	49.0123%
Principal Allocation Percentage	N/A	50.9877%	49.0123%
Collections of Finance Charge Receivables	53,009,057.38	27,028,118.51	25,980,938.87
Collections of Principal Receivables	1,017,245,345.43	518,670,376.59	498,574,968.84
Defaulted Amount	5,007,960.11	2,553,445.51	2,454,514.60
Ending Invested Amount / Transferor Amount	2,912,920,509.25	1,488,096,000.00	1,424,824,509.25

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2016	April 13, 2016	April 13, 2016
Coupon April 15, 2016 to May 15, 2016	0.80275%	0.93275%	1.23275%
Monthly Interest Due	864,071.18	53,785.58	102,679.07	1,020,535.83
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	864,071.18	53,785.58	102,679.07	1,020,535.83
Investor Default Amount	2,144,893.13	114,904.50	293,647.88	2,553,445.51
Investor Monthly Fees Due	2,083,333.33	111,606.67	285,220.00	2,480,160.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,092,297.64	280,296.75	681,546.95	6,054,141.34

Reallocated Investor Finance Charge Collections				26,776,308.47
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.8046%
Base Rate				2.7698%
Excess Spread Percentage				16.7103%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	66,964,000.00	171,132,000.00	1,488,096,000.00
Distributions of Interest	864,071.18	53,785.58	102,679.07	1,020,535.83
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	864,071.18	53,785.58	102,679.07	1,020,535.83
Ending Certificates Balance	1,250,000,000.00	66,964,000.00	171,132,000.00	1,488,096,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.69

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.69

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.80

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.80

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$20,824,846.20

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$102,679.07

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$20,722,167.13

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$22,492,087.60

		a.	Class A Monthly Interest	$864,071.18
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,144,893.13
		e.	Excess Spread	$19,483,123.29

	2.	Class B Available Funds		$1,204,928.12

		a.	Class B Monthly Interest	$53,785.58
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,151,142.54

	3.	Collateral Available Funds		$3,079,292.75

		a.	Excess Spread	$3,079,292.75

	4.	Total Excess Spread		$23,713,558.58

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		50.9877%

	2.	Series 2014-1 Allocable Principal Collections		$1,017,245,345.43

	3.	Principal Allocation Percentage of Series 2014-1 Allocable Principal Collections		$518,670,376.59

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$518,670,376.59

	6.	Shared Principal Collections from other Series allocated to Series 2014-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,553,445.51

	8.	Available Principal Collections (total of items 5, 6 and 7)		$521,223,822.10

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$171,132,000.00

	2.	Required Collateral Invested Amount		$171,132,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$521,223,822.10

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-1
	1.	Excess Spread		$23,713,558.58
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$114,904.50
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$102,679.07
	9.	Applied to unpaid Monthly Servicing Fee		$2,480,160.00
	10.	Collateral Default Amount treated as Available Principal Collections		$293,647.88
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$20,722,167.13

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.7698%
		b.	Prior Monthly Period	2.7732%
		c.	Second Prior Monthly Period	2.9779%
	2.	Three Month Average Base Rate		2.8403%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	19.8046%
		b.	Prior Monthly Period	18.2260%
		c.	Second Prior Monthly Period	19.4866%
	4.	Three Month average Series Adjusted Portfolio Yield		19.1724%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,488,096,000.00
		Monthly Interest		$1,320,564.18
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,489,416,564.18

Series 2014-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,267,349,128.79	1,156,070,000.00	1,111,279,128.79
Beginning Adjusted Invested Amount	N/A	1,156,070,000.00	N/A
Floating Allocation Percentage	N/A	50.9877%	49.0123%
Principal Allocation Percentage	N/A	50.9877%	49.0123%
Collections of Finance Charge Receivables	41,181,604.53	20,997,568.02	20,184,036.51
Collections of Principal Receivables	790,276,182.78	402,943,937.93	387,332,244.85
Defaulted Amount	3,890,577.25	1,983,717.28	1,906,859.97
Ending Invested Amount / Transferor Amount	2,262,985,730.17	1,156,070,000.00	1,106,915,730.17

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon April 15, 2016 to May 15, 2016	1.26000%	1.42000%	1.67000%
Monthly Interest Due	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Investor Default Amount	1,715,914.50	74,390.04	193,412.74	1,983,717.28
Investor Monthly Fees Due	1,666,666.67	72,255.00	187,861.67	1,926,783.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,432,581.17	197,946.09	469,762.14	5,100,289.40

Reallocated Investor Finance Charge Collections				20,903,008.40
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.9110%
Base Rate				3.1741%
Excess Spread Percentage				16.4032%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00
Distributions of Interest	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Ending Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.05

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.05

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.18

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.18

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$15,891,206.73

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$88,487.73

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,802,719.00

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$18,081,092.32

		a.	Class A Monthly Interest	$1,050,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,715,914.50
		e.	Excess Spread	$15,315,177.82

	2.	Class B Available Funds		$783,869.60

		a.	Class B Monthly Interest	$51,301.05
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$732,568.55

	3.	Collateral Available Funds		$2,038,046.48

		a.	Excess Spread	$2,038,046.48

	4.	Total Excess Spread		$18,085,792.85

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		50.9877%

	2.	Series 2014-2 Allocable Principal Collections		$790,276,182.78

	3.	Principal Allocation Percentage of Series 2014-2 Allocable Principal Collections		$402,943,937.93

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$402,943,937.93

	6.	Shared Principal Collections from other Series allocated to Series 2014-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,983,717.28

	8.	Available Principal Collections (total of items 5, 6 and 7)		$404,927,655.21

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$112,717,000.00

	2.	Required Collateral Invested Amount		$112,717,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$404,927,655.21

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-2
	1.	Excess Spread		$18,085,792.85
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$74,390.04
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$88,487.73
	9.	Applied to unpaid Monthly Servicing Fee		$1,926,783.34
	10.	Collateral Default Amount treated as Available Principal Collections		$193,412.74
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$15,802,719.00

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	3.1741%
		b.	Prior Monthly Period	3.1741%
		c.	Second Prior Monthly Period	3.5142%
	2.	Three Month Average Base Rate		3.2875%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	19.9110%
		b.	Prior Monthly Period	18.3289%
		c.	Second Prior Monthly Period	19.5760%
	4.	Three Month average Series Adjusted Portfolio Yield		19.2720%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,156,070,000.00
		Monthly Interest		$1,343,329.41
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,157,413,329.41

Series 2014-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,401,023,693.18	1,734,105,000.00	1,666,918,693.18
Beginning Adjusted Invested Amount	N/A	1,734,105,000.00	N/A
Floating Allocation Percentage	N/A	50.9877%	49.0123%
Principal Allocation Percentage	N/A	50.9877%	49.0123%
Collections of Finance Charge Receivables	61,772,406.79	31,496,352.02	30,276,054.77
Collections of Principal Receivables	1,185,414,274.17	604,415,906.90	580,998,367.27
Defaulted Amount	5,835,865.87	2,975,575.91	2,860,289.96
Ending Invested Amount / Transferor Amount	3,394,478,595.26	1,734,105,000.00	1,660,373,595.26

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon April 15, 2016 to May 15, 2016	1.49000%	1.73000%	2.03000%
Monthly Interest Due	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Investor Default Amount	2,573,871.75	111,584.20	290,119.96	2,975,575.91
Investor Monthly Fees Due	2,500,000.00	108,381.67	281,793.33	2,890,175.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,936,371.75	313,716.01	733,257.69	7,983,345.45

Reallocated Investor Finance Charge Collections				31,687,423.95
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.1445%
Base Rate				3.4002%
Excess Spread Percentage				16.4032%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	65,029,000.00	169,076,000.00	1,734,105,000.00
Distributions of Interest	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Ending Certificates Balance	1,500,000,000.00	65,029,000.00	169,076,000.00	1,734,105,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.24

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.24

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.44

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.44

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$23,865,422.90

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$161,344.40

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,704,078.50

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$27,409,606.64

		a.	Class A Monthly Interest	$1,862,500.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,573,871.75
		e.	Excess Spread	$22,973,234.89

	2.	Class B Available Funds		$1,188,279.54

		a.	Class B Monthly Interest	$93,750.14
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,094,529.40

	3.	Collateral Available Funds		$3,089,537.77

		a.	Excess Spread	$3,089,537.77

	4.	Total Excess Spread		$27,157,302.06

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		50.9877%

	2.	Series 2014-3 Allocable Principal Collections		$1,185,414,274.17

	3.	Principal Allocation Percentage of Series 2014-3 Allocable Principal Collections		$604,415,906.90

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$604,415,906.90

	6.	Shared Principal Collections from other Series allocated to Series 2014-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,975,575.91

	8.	Available Principal Collections (total of items 5, 6 and 7)		$607,391,482.81

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$169,076,000.00

	2.	Required Collateral Invested Amount		$169,076,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$607,391,482.81

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-3
	1.	Excess Spread		$27,157,302.06
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$111,584.20
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$161,344.40
	9.	Applied to unpaid Monthly Servicing Fee		$2,890,175.00
	10.	Collateral Default Amount treated as Available Principal Collections		$290,119.96
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$23,704,078.50

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	3.4002%
		b.	Prior Monthly Period	3.4002%
		c.	Second Prior Monthly Period	3.7645%
	2.	Three Month Average Base Rate		3.5216%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	20.1445%
		b.	Prior Monthly Period	18.5550%
		c.	Second Prior Monthly Period	19.8176%
	4.	Three Month average Series Adjusted Portfolio Yield		19.5057%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,734,105,000.00
		Monthly Interest		$2,451,087.04
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,736,556,087.04

Series 2014-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,267,349,128.79	1,156,070,000.00	1,111,279,128.79
Beginning Adjusted Invested Amount	N/A	1,156,070,000.00	N/A
Floating Allocation Percentage	N/A	50.9877%	49.0123%
Principal Allocation Percentage	N/A	50.9877%	49.0123%
Collections of Finance Charge Receivables	41,181,604.53	20,997,568.02	20,184,036.51
Collections of Principal Receivables	790,276,182.78	402,943,937.93	387,332,244.85
Defaulted Amount	3,890,577.25	1,983,717.28	1,906,859.97
Ending Invested Amount / Transferor Amount	2,262,985,730.17	1,156,070,000.00	1,106,915,730.17

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon April 15, 2016 to May 15, 2016	1.43000%	1.62000%	2.01000%
Monthly Interest Due	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Investor Default Amount	1,715,914.50	74,390.04	193,412.74	1,983,717.28
Investor Monthly Fees Due	1,666,666.67	72,255.00	187,861.67	1,926,783.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,574,247.84	205,171.59	487,777.61	5,267,197.04

Reallocated Investor Finance Charge Collections				21,069,916.04
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.0866%
Base Rate				3.3441%
Excess Spread Percentage				16.4032%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00
Distributions of Interest	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Ending Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.19

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.19

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.35

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.35

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$15,909,222.20

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$106,503.20

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,802,719.00

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$18,225,467.35

		a.	Class A Monthly Interest	$1,191,666.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,715,914.50
		e.	Excess Spread	$15,317,886.18

	2.	Class B Available Funds		$790,128.69

		a.	Class B Monthly Interest	$58,526.55
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$731,602.14

	3.	Collateral Available Funds		$2,054,320.00

		a.	Excess Spread	$2,054,320.00

	4.	Total Excess Spread		$18,103,808.32

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		50.9877%

	2.	Series 2014-4 Allocable Principal Collections		$790,276,182.78

	3.	Principal Allocation Percentage of Series 2014-4 Allocable Principal Collections		$402,943,937.93

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$402,943,937.93

	6.	Shared Principal Collections from other Series allocated to Series 2014-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,983,717.28

	8.	Available Principal Collections (total of items 5, 6 and 7)		$404,927,655.21

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$112,717,000.00

	2.	Required Collateral Invested Amount		$112,717,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$404,927,655.21

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-4
	1.	Excess Spread		$18,103,808.32
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$74,390.04
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$106,503.20
	9.	Applied to unpaid Monthly Servicing Fee		$1,926,783.34
	10.	Collateral Default Amount treated as Available Principal Collections		$193,412.74
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$15,802,719.00

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	3.3441%
		b.	Prior Monthly Period	3.3441%
		c.	Second Prior Monthly Period	3.7024%
	2.	Three Month Average Base Rate		3.4635%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	20.0866%
		b.	Prior Monthly Period	18.4989%
		c.	Second Prior Monthly Period	19.7577%
	4.	Three Month average Series Adjusted Portfolio Yield		19.4478%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,156,070,000.00
		Monthly Interest		$1,566,330.55
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,157,636,330.55

Series 2014-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,143,592,635.57	583,092,000.00	560,500,635.57
Beginning Adjusted Invested Amount	N/A	583,092,000.00	N/A
Floating Allocation Percentage	N/A	50.9877%	49.0123%
Principal Allocation Percentage	N/A	50.9877%	49.0123%
Collections of Finance Charge Receivables	20,770,943.06	10,590,633.72	10,180,309.34
Collections of Principal Receivables	398,594,998.55	203,234,567.68	195,360,430.87
Defaulted Amount	1,962,307.19	1,000,536.02	961,771.17
Ending Invested Amount / Transferor Amount	1,141,391,849.44	583,092,000.00	558,299,849.44

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2016	April 13, 2016	April 13, 2016
Coupon April 15, 2016 to May 15, 2016	0.72275%	0.88275%	1.23275%
Monthly Interest Due	311,184.03	12,189.70	40,233.23	363,606.96
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	311,184.03	12,189.70	40,233.23	363,606.96
Investor Default Amount	857,957.26	27,516.40	115,062.36	1,000,536.02
Investor Monthly Fees Due	833,333.33	26,726.67	111,760.00	971,820.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,002,474.62	66,432.77	267,055.59	2,335,962.98

Reallocated Investor Finance Charge Collections				10,455,687.70
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.7289%
Base Rate				2.6966%
Excess Spread Percentage				16.7103%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	16,036,000.00	67,056,000.00	583,092,000.00
Distributions of Interest	311,184.03	12,189.70	40,233.23	363,606.96
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	311,184.03	12,189.70	40,233.23	363,606.96
Ending Certificates Balance	500,000,000.00	16,036,000.00	67,056,000.00	583,092,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.62

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.62

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.76

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.76

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$8,159,957.96

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$40,233.23

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,119,724.73

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$8,965,727.28

		a.	Class A Monthly Interest	$311,184.03
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$857,957.26
		e.	Excess Spread	$7,796,585.99

	2.	Class B Available Funds		$287,548.81

		a.	Class B Monthly Interest	$12,189.70
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$275,359.11

	3.	Collateral Available Funds		$1,202,411.62

		a.	Excess Spread	$1,202,411.62

	4.	Total Excess Spread		$9,274,356.72

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		50.9877%

	2.	Series 2014-5 Allocable Principal Collections		$398,594,998.55

	3.	Principal Allocation Percentage of Series 2014-5 Allocable Principal Collections		$203,234,567.68

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$203,234,567.68

	6.	Shared Principal Collections from other Series allocated to Series 2014-5		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,000,536.02

	8.	Available Principal Collections (total of items 5, 6 and 7)		$204,235,103.70

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$67,056,000.00

	2.	Required Collateral Invested Amount		$67,056,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$204,235,103.70

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-5
	1.	Excess Spread		$9,274,356.72
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$27,516.40
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$40,233.23
	9.	Applied to unpaid Monthly Servicing Fee		$971,820.00
	10.	Collateral Default Amount treated as Available Principal Collections		$115,062.36
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$8,119,724.73

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.6966%
		b.	Prior Monthly Period	2.6999%
		c.	Second Prior Monthly Period	2.9047%
	2.	Three Month Average Base Rate		2.7671%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	19.7289%
		b.	Prior Monthly Period	18.1527%
		c.	Second Prior Monthly Period	19.4159%
	4.	Three Month average Series Adjusted Portfolio Yield		19.0992%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$583,092,000.00
		Monthly Interest		$474,894.23
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$583,566,894.23

Series 2015-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,241,437,015.60	1,142,858,000.00	1,098,579,015.60
Beginning Adjusted Invested Amount	N/A	1,142,858,000.00	N/A
Floating Allocation Percentage	N/A	50.9877%	49.0123%
Principal Allocation Percentage	N/A	50.9877%	49.0123%
Collections of Finance Charge Receivables	40,710,965.76	20,757,599.96	19,953,365.80
Collections of Principal Receivables	781,244,611.22	398,338,944.02	382,905,667.20
Defaulted Amount	3,846,114.28	1,961,046.62	1,885,067.66
Ending Invested Amount / Transferor Amount	2,237,123,483.54	1,142,858,000.00	1,094,265,483.54

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2016	April 13, 2016	April 13, 2016
Coupon April 15, 2016 to May 15, 2016	0.72275%	1.03275%	1.43275%
Monthly Interest Due	622,368.06	27,950.20	91,650.87	741,969.13
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	622,368.06	27,950.20	91,650.87	741,969.13
Investor Default Amount	1,715,914.50	53,929.48	191,202.64	1,961,046.62
Investor Monthly Fees Due	1,666,666.67	52,381.67	185,715.00	1,904,763.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,004,949.23	134,261.35	468,568.51	4,607,779.09

Reallocated Investor Finance Charge Collections				20,522,407.23
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.7601%
Base Rate				2.7268%
Excess Spread Percentage				16.7103%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	31,429,000.00	111,429,000.00	1,142,858,000.00
Distributions of Interest	622,368.06	27,950.20	91,650.87	741,969.13
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	622,368.06	27,950.20	91,650.87	741,969.13
Ending Certificates Balance	1,000,000,000.00	31,429,000.00	111,429,000.00	1,142,858,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.62

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.62

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.89

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.89

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$16,006,279.01

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$91,650.87

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,914,628.14

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$17,957,092.86

		a.	Class A Monthly Interest	$622,368.06
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,715,914.50
		e.	Excess Spread	$15,618,810.30

	2.	Class B Available Funds		$564,373.47

		a.	Class B Monthly Interest	$27,950.20
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$536,423.27

	3.	Collateral Available Funds		$2,000,940.90

		a.	Excess Spread	$2,000,940.90

	4.	Total Excess Spread		$18,156,174.47

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		50.9877%

	2.	Series 2015-1 Allocable Principal Collections		$781,244,611.22

	3.	Principal Allocation Percentage of Series 2015-1 Allocable Principal Collections		$398,338,944.02

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$398,338,944.02

	6.	Shared Principal Collections from other Series allocated to Series 2015-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,961,046.62

	8.	Available Principal Collections (total of items 5, 6 and 7)		$400,299,990.64

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$111,429,000.00

	2.	Required Collateral Invested Amount		$111,429,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$400,299,990.64

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2015-1
	1.	Excess Spread		$18,156,174.47
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$53,929.48
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$91,650.87
	9.	Applied to unpaid Monthly Servicing Fee		$1,904,763.34
	10.	Collateral Default Amount treated as Available Principal Collections		$191,202.64
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$15,914,628.14

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.7268%
		b.	Prior Monthly Period	2.7302%
		c.	Second Prior Monthly Period	2.9348%
	2.	Three Month Average Base Rate		2.7972%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	19.7601%
		b.	Prior Monthly Period	18.1830%
		c.	Second Prior Monthly Period	19.4450%
	4.	Three Month average Series Adjusted Portfolio Yield		19.1293%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,142,858,000.00
		Monthly Interest		$899,739.44
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,143,757,739.44

Series 2009-D-II Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	178,293,852.97	90,908,000.00	87,385,852.97
Beginning Adjusted Invested Amount	N/A	90,908,000.00	N/A
Floating Allocation Percentage	N/A	50.9877%	49.0123%
Principal Allocation Percentage	N/A	50.9877%	49.0123%
Collections of Finance Charge Receivables	3,238,330.99	1,651,151.67	1,587,179.32
Collections of Principal Receivables	62,143,665.37	31,685,648.37	30,458,017.00
Defaulted Amount	305,937.01	155,990.36	149,946.65

Ending Invested Amount / Transferor Amount	177,950,735.47	90,908,000.00	87,042,735.47

B. Monthly Period Funding Requirements			Total
LIBOR Determination Date			April 13, 2016
Coupon April 15, 2016 - May 15, 2016			20.43275%
Monthly Interest Due			1,599,514.27
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			1,599,514.27
Investor Default Amount			155,990.36
Investor Monthly Fees Due			151,513.33
Investor Additional Amounts Due			0.00
Total Due			1,907,017.96

Investor Finance Charge Collections			1,651,151.67

C. Certificates - Balances and Distributions			Total
Beginning Certificates Balance			90,908,000.00
Distributions of Interest			1,599,514.27
Distributions of Principal			0.00
Total Distributions			1,599,514.27
Ending Certificates Balance			90,908,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount

	(1)	The total amount of the distribution	$17.59

	(2)	The amount of the distribution in respect of Monthly Interest	$17.59

	(3)	The amount of the distribution in respect of Outstanding Monthly Interest	$0.00

	(4)	The amount of the distribution in respect of Additional Interest	$0.00

	(5)	The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$0.00

E.	Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date

	(1)	The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

	(2)	The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000	$0.00

	(3)	certificate principal amount The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

Series	Beginning Scheduled Partial Amortization Amount	Distributions of Principal	Pro rata share of Investor Charge-Offs	Reallocated Principal Collections Applied	Reimbursements	Ending Scheduled Partial Amortization Amount
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00

Series 2009-D-II Invested Amount	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections

1.	Available Funds		$1,651,151.67

	a.	Monthly Servicing Fee	$0.00
	b.	Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
	c.	Investor Default Amount (treated as Available Principal Collections):	$155,990.36
	d.	Monthly Interest	$1,495,161.31
	e.	Outstanding Monthly Interest	$0.00
	f.	Additional Interest	$0.00

2.	Excess Spread		$0.00

H.	Reallocated Principal Collections

	1.	Principal Allocation Percentage	50.9877%

	2.	Series 2009-D-II Allocable Principal Collections	$62,143,665.37

	3.	Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections	$31,685,648.37

	4.	Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00

	5.	Item 3 minus item 4	$31,685,648.37

	6.	Shared Principal Collections from other Series allocated to Series 2009-D-II	$0.00

	7.	Other amounts treated as Available Principal Collections	$155,990.36

	8.	Available Principal Collections (total of items 5, 6 and 7)	$31,841,638.73

I.	Application of Available Principal Collections during Revolving Period

	1.	Treated as Shared Principal Collections	$31,841,638.73

J.	Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.

	1.	Retained during an Early Amortization Period	$0.00

	2.	Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00

	3.	Treated as Shared Principal Collections:	$0.00

K.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II

	1.	Excess Spread	$0.00

	2.	Excess Finance Charge Collections	$255,866.29

	3.	Applied to fund Required Amount	$104,352.96

	4.	Investor Charge-Offs treated as Available Principal Collections	$0.00

	5.	Applied to unpaid Monthly Servicing Fee	$151,513.33

	6.	Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

	7.	Applied to fund Series 2009-D-I Shortfall	$0.00

	8.	Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L.	Amounts and Applications Relating to the Referenced Series

Series	Referenced Series Adjusted Shortfall	Referenced Series Shortfall Coverage Amount	Allocable portion of Reallocated Principal Collections	Applied to fund Scheduled Partial Amortization Amount	Reimbursements of reductions of Scheduled Partial Amortization Amount
2008-2	0.00	0.00	0.00	0.00	0.00

Aggregate for all Referenced Series
	0.00	0.00	0.00	0.00	0.00

M.	Application of Funds from Series 2009-D-I:

	1.	Applied under Section 4.05

		a.	Shortfalls in Monthly Servicing Fee	$0.00

		b.	Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00

		c.	Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

	2.	Applied under Section 4.07

		a.	Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00

		b.	Shortfalls in unpaid Monthly Servicing Fee	$0.00

		c.	Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00